RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Parties
RELATED PARTIES

14.	RELATED PARTIES

The parties related to Codere Online include, in addition to Codere Group’s subsidiaries, associates and jointly controlled entities, if any, Codere Online’s key management personnel, as well as all individuals who are related to them by a family relationship, and the entities over which key management personnel may exercise significant influence or control. Balances and transactions between Codere Online and its subsidiaries, which are related parties of Codere Online, have been eliminated in consolidation and are not disclosed in this note. The agreements between Codere Online and Codere Group, effective from December 1, 2021, are also part of these related party transactions and had been previously described in item 7.b.

Details of transactions between Codere Online and other related parties are disclosed below.

For the year ended December 31, 2025

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.A.	Subsidiary of Codere Group	-	3,383	3,383
Codere Newco S.A.U.	Parent of Codere Online	(75)	15,809	15,734
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	2,317	2,317
Other retail companies	Subsidiary of Codere Group	-	945	945
Latam retail companies	Subsidiary of Codere Group	-	7,313	7,313
TOTAL		(75)	29,767	29,692

Balance at 12/31/2025

Related parties	Relation to Codere Group	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of Codere Online	-	(2)	(1,822)
Codere Operadora de Apuestas S.L. (OACO)	Subsidiary of Codere Group	-	-	(290)
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	-	(224)
Other retail companies	Subsidiary of Codere Group	12	(155)	(531)
Latam retail companies	Subsidiary of Codere Group	942	(1,651)	(1,439)
Total		954	(1,808)	(4,306)

For the year ended December 31, 2024

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,708	3,708
Codere Newco S.A.U.	Parent of Codere Online	(63)	14,907	14,844
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	2,390	2,390
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	119	119
Iberargen, SA.	Subsidiary of Codere Group	-	5,061	5,061
Other retail companies	Subsidiary of Codere Group	-	751	751
Mexico retail companies	Subsidiary of Codere Group	-	3,993	3,993
Retail Latam	Subsidiary of Codere Group	-	1,118	1,118
TOTAL		(63)	32,047	31,984

Balance at 12/31/2024

Related parties	Relation to Codere Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of Codere Online	320	-	11	1,035
Codere Apuestas España S.L. (CAES)	Subsidiary of Codere Group	-	75	-	698
Other retail companies	Subsidiary of Codere Group	-	173	175	956
Other Latam retail companies	Subsidiary of Codere Group	-	901	3,179	1,269
Total		320	1,149	3,365	3,958

For the year ended December 31, 2023

Related parties	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	3,609	3,609
Codere Newco S.A.U.	Parent of Codere Online	(157)	12,087	11,930
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	1,952	1,952
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	96	96
Iberargen, SA.	Subsidiary of Codere Group	548	3,212	3,760
Other retail companies	Subsidiary of Codere Group	-	755	755
Mexico retail companies	Subsidiary of Codere Group	-	3,998	3,998
Retail Latam	Subsidiary of Codere Group	-	2,903	2,903
TOTAL		391	28,612	29,003

Internal Affiliate Program Master Agreement

Effective on June 30, 2023, the parties entered into an amendment to the Internal Affiliate Program Master Agreement amending the in-store processing fee and including a new balance transfer fee in Spain, the eligibility conditions of certain customers under the agreement and to agree on a catch-up payment of approximately €180,000 from SEJO to Codere Newco, payable in six equal monthly instalments, pursuant to the retroactive application of said eligibility conditions.

On November 12, 2025, the parties entered into an amendment and restatement of the Internal Affiliate Program Master Agreement effective as of April 1, 2025, amending the following terms and conditions:

With respect to all the omni-channel jurisdictions:

●	The term of the agreement is extended to three years, subject to early termination by either party with 90 days’ written notice if certain KPIs are not met. Such KPIs shall be agreed by the parties by no later than March 31, 2026.

●	Retail Participation and the Online Participation are increased, respectively, from 35% to 45% of the Net Win.

●	Elimination of the 18-month cap on receiving revenue share as long as the player remains active.

●	Elimination of the exclusion currently established with respect to eligibility to receive a revenue share in the event of reactivation of an inactive player where said player had previously been subject to a revenue share under the Internal Affiliate Program Master Agreement; provided, however, that any such reactivated player not otherwise be covered under any third-party affiliation agreement.

The second amendment to the Internal Affiliate Program Master Agreement also introduces certain amendments to in-store processing fees and balance transfer fees specific to each jurisdiction.

The foregoing description of the Internal Affiliate Program Master Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Internal Affiliate Program Master Agreement and applicable amendments, which have been filed as exhibits to this annual report.

Colombia Restructuring Agreement

On March 5, 2026, Codere Online Colombia, S.A.S. and Codere Colombia, S.A. entered into a joint accounts agreement (contrato de cuentas en participacion), effective as of September 1, 2022, (the “Second Joint Accounts Agreement”) pursuant to which, the parties agree to jointly exploit the Colombia License with respect to retail sports betting and virtual games operated via physical terminals in retail halls (the “Retail Operation”). Codere Colombia S.A. effectively retains 99.00% of any distributed profits and is responsible for managing the Retail Operation. Codere Colombia, S.A. has the right to early terminate the Second Joint Accounts Agreement at any time with 15 business days’ notice and shall indemnify Codere Online Colombia S.A.S. for any loss, regulatory sanction or third-party claim arising from the breach of the Second Joint Accounts Agreement by Codere Colombia, S.A. Codere Online Colombia, S.A.S. has an exclusivity obligation pursuant to it shall only carry out the Retail Operation under the Colombia License with Codere Colombia, S.A. or any other company within the Codere Group.